Stock Based Compensation Plans: (Details Text) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Stock Based Compensation Plans Details Textabstract [Abstract]
Maximum number of options available under the plan	8,750
Options available for grant	2,122
Maximum term of options	10 years
Non-cash compensation expense	$ 30	$ 100
Amount payable in event of change of control	$ 9,200